Expense Example	Dec. 31, 2024 USD ($)
Man Active High Yield ETF | Man Active High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 71
Expense Example, with Redemption, 3 Years	192
Man Active Income ETF | Man Active Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	$ 226